Loans - Composition of Net Loans (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 405,605,000	$ 394,652,000
Unearned Income	(195,000)	(601,000)
Allowance for Loan Losses	(3,019,228)	(3,902,796)	$ (6,473,703)	$ (6,542,326)
Loans, net	402,390,574	390,148,343
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	330,489,000	320,660,000
Total Gross Loans	330,489,000	320,660,000
Allowance for Loan Losses	(2,151,715)	(3,117,134)	(5,238,895)	(5,202,151)
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	25,923,000	23,793,000
Total Gross Loans	25,923,000	23,793,000
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,905,000	18,175,000
Total Gross Loans	16,905,000	18,175,000
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	95,925,000	97,812,000
Total Gross Loans	95,925,000	97,812,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	191,736,000	180,880,000
Total Gross Loans	191,736,000	180,880,000
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	59,126,000	54,526,000
Total Gross Loans	59,126,000	54,526,000
Allowance for Loan Losses	(346,781)	(257,554)	(643,248)	(873,815)
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	58,204,000	53,761,000
Total Gross Loans	58,204,000	53,761,000
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	922,000	765,000
Total Gross Loans	922,000	765,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,990,000	19,466,000
Total Gross Loans	15,990,000	19,466,000
Allowance for Loan Losses	(520,732)	(528,108)	$ (591,560)	$ (466,360)
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,310,000	1,156,000
Total Gross Loans	1,310,000	1,156,000
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,680,000	18,310,000
Total Gross Loans	$ 14,680,000	$ 18,310,000